UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archeus Capital Management, LLC

Address:  360 Madison Avenue
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chandra Singh
Title:    Director, Regulatory Compliance
Phone:    (212) 485-2123

Signature, Place and Date of Signing:


/s/ Chandra Singh             New York, New York            August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total: $203,142
                                        (thousands)

List of Other Included Managers: None

                                                           VALUE    SHRS OR    SH/ PUT/   INVSMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP     X($1000)   PRN AMT    PRN CALL   DSCRTN   MNGRS   SOLE       SHARED  NONE
ANADARKO PETE CORP               COM         32511107      4,197        88,000 SH         SOLE     NONE        88,000    0      0
APACHE CORP                      COM         37411105      4,477        65,600 SH         SOLE     NONE        65,600    0      0
AT&T INC                         COM         00206R102     3,068       110,000 SH  PUT    SOLE     NONE       110,000    0      0
BOSTON SCIENTIFIC CORP           COM         101137107     9,547       566,900 SH  CALL   SOLE     NONE       566,900    0      0
CANADIAN NAT RES LTD             COM         136385101     4,386        79,200 SH         SOLE     NONE        79,200    0      0
CHESAPEAKE ENERGY CORP           COM         165167107     4,441       146,800 SH         SOLE     NONE       146,800    0      0
DEVON ENERGY CORP  NEW           COM         25179M103     4,470        74,000 SH         SOLE     NONE        74,000    0      0
EASTMAN KODAK CO                 COM         277461109    35,334     1,485,900 SH  CALL   SOLE     NONE     1,485,900    0      0
EMC CORP MASS                    COM         268648102     7,743       705,800 SH  CALL   SOLE     NONE       705,800    0      0
ENCANA CORPORATION               COM         292505104     5,601       106,400 SH         SOLE     NONE       106,400    0      0
SELECT SECTOR SPDR TR       SBI INT ENERGY   81369Y506    21,528       379,344 SH         SOLE     NONE       379,344    0      0
EOG RES INC                      COM         26875P101     4,521        65,200 SH         SOLE     NONE        65,200    0      0
HOUSTON EXPL CO                  COM         442120101     4,504        73,600 SH         SOLE     NONE        73,600    0      0
IMCLONE SYSTEMS            NOTE 1.375% 5/1   45245WAF6     8,988    10,000,000 PRN        SOLE     NONE    10,000,000    0      0
INTERDIGITAL MUNICATIONS         COM         45866A105     3,491       100,000 SH         SOLE     NONE       100,000    0      0
NOVELL INC                       COM         670006105     8,128     1,225,890 SH         SOLE     NONE     1,225,890    0      0
NOVELL INC                       COM         670006105    15,006     2,263,300 SH  PUT    SOLE     NONE     2,263,300    0      0
OCCIDENTAL PETE CORP DEL         COM         674599105     4,881        47,600 SH         SOLE     NONE        47,600    0      0
PLAINS EXPL PRODTN CO            COM         726505100     4,346       107,200 SH         SOLE     NONE       107,200    0      0
POGO PRODUCING CO                COM         730448107     3,983        86,400 SH         SOLE     NONE        86,400    0      0
SEPRACOR INC                     COM         817315904     3,428        60,000 SH  CALL   SOLE     NONE        60,000    0      0
SEPRACOR INC                  NOTE 12/1      817315AU8    23,055    12,000,000 PRN        SOLE     NONE    12,000,000    0      0
SUNCOR ENERGY INC                COM         867229106     4,731        58,400 SH         SOLE     NONE        58,400    0      0
TALISMAN ENERGY INC              COM         87425E103     4,342       248,400 SH         SOLE     NONE       248,400    0      0
VERIZON COMMUNICATIONS           COM         5526914AX       271         8,100 SH  CALL   SOLE     NONE         8,100    0      0
XTO ENERGY INC                   COM         98385X106     4,675       105,600 SH         SOLE     NONE       106,600    0      0

SK 21625 0003 694510